Property and equipment, net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 1,591,615	$ 1,595,363
Less: accumulated depreciation	(1,146,457)	(1,009,219)
Property and equipment, Total	445,158	586,144
Vehicle [Member]
Total property and equipment	81,573	82,916
Equipment [Member]
Total property and equipment	1,432,253	1,438,252
Computer and office equipment [Member]
Total property and equipment	67,434	63,669
Office furniture [Member]
Total property and equipment	$ 10,355	$ 10,526